Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Shares [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01